INTANGIBLE ASSETS OTHER THAN GOODWILL - Movement and balances of identifiable intangible assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	$ 604,514,165	$ 675,075,375
Additions			$ 12,772,153	$ 2,669,786
Amortization	(2,790,467)	(3,662,490)
Other increases (decreases)	(45,135,692)	69,568,506
Ending balance	659,631,543	604,514,165	675,075,375
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	596,365,737	666,755,196
Additions			5,773,560		$ 94,661
Amortization	(152,644)	(1,573,878)
Other increases (decreases)		68,910,242
Ending balance	646,514,329	596,365,737	666,755,196
Other
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	975	456,763
Other increases (decreases)	(51,277)	455,788
Ending balance	52,252	975	456,763
Computer Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	8,147,453	7,863,416
Additions			6,998,593	$ 2,575,125
Amortization	(2,637,823)	(2,088,612)
Other increases (decreases)	(556,739)	202,476
Ending balance	$ 13,064,962	$ 8,147,453	$ 7,863,416